Inx Token Warrant Liability	12 Months Ended
Dec. 31, 2024
Inx Token Warrant Liability [Abstract]
INX TOKEN WARRANT LIABILITY

NOTE 14: INX TOKEN WARRANT LIABILITY

The Company grants restricted INX Token awards (“RTA”) or INX Token warrants to directors, advisors, employees or service providers as compensation. The warrant grantees have a right to purchase INX Tokens upon the completion of the term set forth in each warrant agreement. As of December 31, 2024, and 2023, directors, advisors, employees and service providers held 8,116,958 and 5,574,292 restricted INX Tokens or INX Token warrants, as follows:

	December 31,
	2024	2023
INX Token warrant liability:
Warrants granted to employees, advisors and service providers	$660	$1,240

The liability related to INX Token warrants is presented at fair value based on the below inputs. The level in the fair value hierarchy is level 3.

The following table lists the inputs to the Black-Scholes pricing model used for the fair value measurement of INX Token warrants:

	December 31, 2024	December 31, 2023

Expected volatility of the token prices (%)	96.95% - 129.38%	89.05% – 108.38%
Risk-free interest rate (%)	4.16% - 4.58%	3.88% – 5.40%
Expected life of warrant (years)	0.50 - 10.00	0.52 – 10.00
Exercise price	$0.01 - $2.81	$0.01 – $2.81

The following table presents changes in the number of INX Token warrants and restricted INX Token awards during the years ended December 31, 2024, and 2023:

	2024		2023
	Number of tokens	Weighted average exercise price	Number of tokens	Weighted average exercise price
INX Token warrants outstanding at beginning of year	5,574,292	$0.33	6,972,192	$0.46
INX Token warrants granted during the year	4,030,000	0.11	1,265,000	0.16
INX Token warrants forfeited during the year	(854,334)	0.37	(187,000)	0.35
INX Token warrants expired during the year	(244,666)	0.07	(326,690)	0.32
INX Token warrants exercised (INX Token issued) and INX Tokens vested during the year	(388,334)	0.00	(2,149,210)	0.01

INX Token warrants outstanding at the end of year	8,116,958	$0.24	5,574,292	$0.33

INX Token warrants exercisable at the end of year	3,126,000	$0.26	2,606,000	$0.24

Token-based compensation for the years ended December 31, 2024, 2023 and 2022 is included within the following expenses:

	Year ended December 31
	2024	2023	2022
Operating expenses (income):
Research and development	$60	$166	$135
Sales and marketing	30	268	437
General and administrative	372	464	820
Change in fair value of INX Token warrant liability	(936)	(204)	(8,294)
Total token-based compensation expense (income)	$(474)	$694	$(6,902)